Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 1,043	$ 1,057
Accounts receivable, net	1,123	905
Inventoried costs, net	311	288
Deferred income taxes	170	213
Prepaid expenses and other current assets	29	21
Total current assets	2,676	2,484
Land and land improvements	319	314
Buildings and leasehold improvements	1,531	1,486
Machinery and other equipment	1,235	1,339
Capitalized software costs	216	208
Property, Plant and Equipment, Gross	3,301	3,347
Accumulated depreciation and amortization	(1,404)	(1,313)
Property, plant, and equipment, net	1,897	2,034
Other Assets
Goodwill	881	881
Other purchased intangibles, net of accumulated amortization	528	548
Pension plan assets	124
Long-term deferred tax assets		329
Miscellaneous other assets	119	116
Total other assets	1,652	1,874
Total assets	6,225	6,392
Current Liabilities
Trade accounts payable	337	377
Accrued employees' compensation	230	235
Current portion of long-term debt	79	51
Current portion of postretirement plan liabilities	139	166
Current portion of workers' compensation liabilities	230	216
Advance payments and billings in excess of revenues	115	134
Other current liabilities	262	205
Total current liabilities	1,392	1,384
Long-term debt	1,700	1,779
Pension plan liabilities	529	1,301
Other postretirement plan liabilities	477	799
Workers' compensation liabilities	419	403
Deferred tax liabilities	83
Other long-term liabilities	104	59
Total liabilities	4,704	5,725
Commitments and Contingencies (Note 16)
Stockholders' Equity
Common stock	1
Additional paid-in capital	1,925	1,894
Retained earnings (deficit)	236
Treasury stock	(120)	(1)
Accumulated other comprehensive income (loss)	(521)	(1,226)
Total stockholders' equity	1,521	667
Total liabilities and stockholders' equity	$ 6,225	$ 6,392